DISPOSALS OF BUSINESSES AND ASSET ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2019
Sale Of Business [Abstract]
Disclosure of detailed information about Sale Of Business
Details of the sale of businesses as follows:

2018
US$’000

Total sales consideration	36,481
Carrying amount of net assets sold	(34,289)
Reclassification of translation reserve to profit or loss	1,063
Gain on sale before income tax	3,255

Net cash inflow arising on disposal
Total sales consideration	36,481
Less: Net settlement of amount due to related parties	3,229
Cash consideration received	33,252
Cash and cash equivalents disposed of	(7,934)
25,318